UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 to June 30, 2012

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2012
(unaudited)

■  CREDIT SUISSE TRUST
  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2012; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2012 (unaudited)

  August 8, 2012

We are pleased to present this Semiannual Report which covers the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio for the six-month period ended June 30, 2012.

Dear Shareholder:

For the six-month period ended June 30, 2012, the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") decreased 4.47%1. Its benchmark, the Dow Jones-UBS Commodity Index Total Return2 ("DJ-UBS Index"), lost 3.70% and the S&P 500 Index3 gained 9.49%.

Market Review: Macro-economic uncertainties continue

The six-month period ended June 30, 2012, was a challenging one for commodities. The DJ-UBS Index was down by 3.70% for the period, underperforming both equities and bonds. In contrast, the S&P 500 Index gained 9.49%, the Dow Jones Industrial Average increased 6.83%, and the Barclays Capital U.S. Aggregate Bond Index rose 2.37%.

The general weakness seen within the commodities markets during the latter half of 2011 continued through the first half of 2012, with three out of five sectors trading lower. The worsening economic environment in Europe and a perceived slowdown in China raised concerns of a possible softening in underlying consumption for economically sensitive commodities, such as petroleum and base metals.

Markets remained fixated on developments at the European leaders' summit toward the end of the period, as the outcome seemed likely to be the key driver of risk assets for the near future. Expectations were quite low heading into the summit as there were growing suggestions that Germany would not be willing to move from its hardline stance. However, on the last day of June, commodities reacted positively to the announcements revealing Germany's willingness to compromise. European leaders defined the terms of the Spanish bailout, agreed to commit funds amounting to 1% of Euro area GDP to spur growth, and agreed to delegate bank regulation to a federal authority. Leaders also acknowledged the need to break the link between sovereign and bank balance sheets. Despite these positives, macro-economic uncertainties appear likely to continue in 2012.

Strategy Review and Outlook: Diversification and Potential Upside

The Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the DJ-UBS Index. To do so, the Portfolio invests in commodity-linked derivative instruments and fixed income securities. The

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

DJ-UBS Index, the Portfolio's benchmark, is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year.

The Portfolio gains exposure to commodity markets by investing in commodity index-linked structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index and, by investment in its wholly-owned subsidiary (the "Subsidiary"), primarily through commodity index-linked swap agreements on the DJ-UBS Index, but also futures contracts on individual commodities.

For the semiannual period ended June 30, 2012, the Portfolio underperformed the benchmark, declining 4.47%, in comparison to the benchmark's decline of 3.70%. This was primarily due to the commodity portion of the Portfolio being positioned further out along the forward curve compared to the benchmark. The fixed income portion of the strategy performed similarly to the DJ-UBS Index.

Agriculture was the best performing sector for the period, increasing by 5.51%. Hot and dry weather in the Midwestern United States led to deteriorating crop prospects and lowered yield expectations, helping soybeans, wheat and corn to increase for the period. Soybeans posted the largest gain, increasing 25.32%, buoyed by strength in U.S. export demand and concerns over South American production. Wheat, up 10.43%, was also supported by lower expectations for Russian wheat output in the coming year due to similarly dry weather. However, the gains of the grains complex were offset by declines in coffee and cotton. Coffee, down 27.05% for the period, dropped to its lowest levels since the fall of 2010 due to expectations of a record Brazilian crop at the start of the new harvest season. Cotton declined by 16.41% after the USDA raised its global ending inventory estimate for the 2011/2012 and 2012/2013 crop years to new records.

The second best performing sector was precious metals, gaining 1.12% for the period, despite continuing concerns about Greece and the Eurozone dominating market sentiment. Silver decreased by 1.64%. Although financial demand remained strong, industrial demand continued to decline amid continued mine supply growth toward the end of the period. Gold increased by 1.94% after the discussion regarding Basel accounting rules classifying gold as a Tier 1 asset, which would increase demand as gold could be used to post collateral.

Livestock decreased by 2.22% for the six-month period. While lean hogs and live cattle decreased during the spring of 2012 due to weaker-than-expected domestic demand, they both benefited from summer drought conditions occurring in the U.S. Midwest. Lean hogs gained 1.01% for the period, as heat in the Midwest — home to 70% of U.S. hog production — caused hogs to eat less, resulting in smaller meat cuts per animal and lower pork supplies. Live cattle

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

decreased by 4.23%. Lower slaughter rates and relatively poor U.S. pasture conditions helped the commodity, but it was unable to fully recover from the bovine spongiform encephalopathy scare in May and higher wholesale beef prices in late 2011 that hurt demand.

The industrial metals sector, down by 3.77%, was the second worst performing sector. The declining demand for the base metals was reflected in June's global Purchasing Managers Index (PMI), which dropped to the first below-50 reading since November 2011. Nickel lost 11.31%, as inventories continued to increase, loosening the supply/demand balance for the less supply-constrained metal. Aluminum also fell by 8.77% following reports that global smelter output increased, gaining 2% year-on-year, boosted by a 9% jump in Chinese aluminum output despite high power prices. However, demand for the metal remained stable.

For the period, energy was the weakest sector, losing 14.49%. Natural gas experienced the largest decline in the benchmark, decreasing 28.15%, due to prolonged warmer-than-normal temperatures across the United States since late 2011. Government storage reports also showed larger-than-expected inventory builds, fueling concerns that the storage system may reach full capacity. WTI Crude Oil and Brent Crude Oil declined for the period, losing 16.00% and 6.50% respectively. The worsening economic environment in Europe and a perceived slowdown in China raised concerns of a possible softening in underlying consumption.

In the fixed income portion of the portfolio, the team maintained a bias toward high quality, short-term assets, which are exclusively limited to bonds issued by U.S. Government-Sponsored Enterprises (GSE's) and U.S. Treasury issued debt. The portfolio duration is less than one year and comprised of ultra short-term instruments such as U.S. Treasury Bills and U.S. Agency discount notes to meet immediate liquidity needs, and higher yielding instruments such as agency floating rate notes and callable securities. In the current credit environment, we remain confident in the Fund's high quality fixed income positions, which have performed well over the last year.

We believe that the key driver of commodity prices as we move into the second half of the year will ultimately be global growth. While we continue to hold the view that global GDP growth will be stronger in the second half of the year than the first, we will closely monitor the ongoing downswing in cyclical momentum. Viewed at a global level, the manufacturing PMI dropped from 50.6 in May to 48.9 in June, the first below-50 reading since November 2011. The June decline was primarily driven by the contraction in the conditions for U.S. manufacturers, as reported by the Institute for Supply Management (ISM), although the picture elsewhere was more mixed. In Europe and China, for example, signs of stabilization on a new, lower, growth track have emerged. Additionally, the Euro

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

area manufacturing PMI stabilized in June following three consecutive declines — an encouraging sign amid a period of high turmoil and political uncertainty.

Despite the likelihood for further easing by the world's central banks, forecasts for inflation remain at low-to-moderate levels. However, further easing measures may increase the likelihood of inflation overshooting expectations. This may be especially true should economic activity be more robust than expected. Commodities have historically tended to outperform during periods of higher than expected inflation. We believe investors will continue to benefit from the long-term diversification benefits that commodities provide.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

Average Annual Returns as of June 30, 20121

1 Year	5 Years	Since Inception	Inception Date
(15.24)%	(2.77)%	(0.61)%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratio is 1.16%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.05%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 20 physical commodities. An index does not have transactions costs; investors may not invest directly in an index.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2012.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2012

Actual Portfolio Return
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$955.30
Expenses Paid per $1,000*	$5.10
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,019.64
Expenses Paid per $1,000*	$5.27
Annualized Expense Ratio*	1.05%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2012 (unaudited)

Sector Breakdown*
United States Agency Obligations	57.05%
Wholly-Owned Subsidiary	18.60%
Commodity Indexed Structured Notes	11.32%
United States Treasury Obligations	10.83%
Short-Term Investments	2.20%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments
June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (11.5%)
$4,500	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, Aa3)	03/27/13	0.466	$3,323,700
2,900	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	12/17/12	0.093	2,409,030
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	01/11/13	0.090	1,334,400
5,500	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	4,453,288
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,400,000)					11,520,418
UNITED STATES AGENCY OBLIGATIONS (58.2%)
1,500	Federal Farm Credit Bank#	(AA+, Aaa)	07/02/12	0.376	1,500,001
3,100	Federal Farm Credit Bank#	(AA+, Aaa)	08/27/12	0.435	3,100,740
2,500	Federal Farm Credit Bank#	(AA+, Aaa)	05/02/14	0.239	2,502,262
2,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/19/14	0.400	2,003,960
2,305	Federal Farm Credit Bank#	(AA+, Aaa)	05/29/14	0.430	2,310,774
2,500	Federal Farm Credit Bank#	(AA+, Aaa)	07/25/14	0.215	2,500,492
2,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/28/15	0.235	2,000,940
2,000	Federal Home Loan Banks	(AA+, Aaa)	11/07/12	0.125	2,000,000
1,500	Federal Home Loan Banks	(AA+, Aaa)	11/19/12	0.200	1,500,428
3,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.380	3,004,335
2,000	Federal Home Loan Banks	(AA+, Aaa)	04/12/13	0.240	2,000,078
2,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	2,001,484
1,500	Federal Home Loan Banks	(AA+, Aaa)	05/23/13	0.300	1,500,018
2,000	Federal Home Loan Banks	(AA+, Aaa)	11/08/13	0.290	1,999,852
2,000	Federal Home Loan Banks#	(AA+, Aaa)	11/25/13	0.240	2,000,258
2,000	Federal Home Loan Banks#	(AA+, Aaa)	06/11/14	0.290	1,999,502
1,000	Federal Home Loan Banks	(AA+, Aaa)	06/13/14	2.500	1,041,296
2,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.750	2,506,915
4,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.204	4,002,920
1,000	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.265	999,921
2,500	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.265	2,501,400
4,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.350	4,003,212
1,076	Federal National Mortgage Association§	(AA+, Aaa)	12/28/12	0.375	1,077,373
1,000	Federal National Mortgage Association#	(AA+, Aaa)	08/09/13	0.380	1,002,130
1,500	Federal National Mortgage Association	(AA+, Aaa)	08/23/13	0.550	1,500,566
1,000	Federal National Mortgage Association	(AA+, Aaa)	10/25/13	0.600	1,000,721
3,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.211	3,001,950
1,500	Freddie Mac Discount Notes	(AA+, Aaa)	10/03/12	0.120	1,499,690
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $58,027,588)					58,063,218
UNITED STATES TREASURY OBLIGATIONS (11.1%)
2,000	United States Treasury Notes§	(AA+, Aaa)	07/15/12	1.500	2,001,056
2,000	United States Treasury Notes	(AA+, Aaa)	08/31/12	0.375	2,001,172
2,000	United States Treasury Notes§	(AA+, Aaa)	02/28/13	0.625	2,006,094
3,000	United States Treasury Notes	(AA+, Aaa)	04/30/13	0.625	3,010,197
2,000	United States Treasury Notes	(AA+, Aaa)	05/31/13	0.500	2,004,922
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $11,022,628)					11,023,441

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments (continued)
June 30, 2012 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (7.5%)
$2,240	State Street Bank and Trust Co. Euro Time Deposit	07/02/12	0.010	$2,240,000
Number of Shares
5,206,823	State Street Navigator Prime Portfolio, 0.26%§§			5,206,823
TOTAL SHORT-TERM INVESTMENTS (Cost $7,446,823)				7,446,823
WHOLLY-OWNED SUBSIDIARY (19.0%)
36,579,865	Credit Suisse Cayman Commodity Fund II, Ltd. (Cost $17,809,827)^			18,934,130
TOTAL INVESTMENTS AT VALUE (107.3%) (Cost $108,706,866)				106,988,030
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.3%)				(7,282,333)
NET ASSETS (100.0%)				$99,705,697

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2012.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2012.

^  Affiliated issuer. See Note 2.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Assets and Liabilities
June 30, 2012 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $5,206,823 (Cost $90,897,039) (Note 2)	$88,053,900[1]
Investment in wholly-owned subsidiary at value (Cost $17,809,827) (Note 2)	18,934,130
Cash	955
Interest receivable	49,625
Receivable for portfolio shares sold	26,742
Prepaid expenses and other assets	887
Total Assets	107,066,239
Liabilities
Advisory fee payable (Note 3)	28,117
Administrative services fee payable (Note 3)	10,838
Shareholder servicing/Distribution fee payable (Note 3)	19,603
Payable upon return of securities loaned (Note 2)	5,206,823
Payable for investments purchased	2,005,718
Payable for portfolio shares redeemed	66,236
Trustees' fee payable	6,429
Other accrued expenses payable	16,778
Total Liabilities	7,360,542
Net Assets
Capital stock, $.001 par value (Note 6)	14,582
Paid-in capital (Note 6)	104,285,861
Accumulated net investment loss	(428,307)
Accumulated net realized loss on investments	(2,447,603)
Net unrealized depreciation from investments	(1,718,836)
Net Assets	$99,705,697
Shares outstanding	14,581,736
Net asset value, offering price and redemption price per share	$6.84

1  Including $5,100,421 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Operations
For the Six Months Ended June 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$107,258
Securities lending	2,860
Total investment income	110,118
Expenses
Investment advisory fees (Note 3)	264,831
Administrative services fees (Note 3)	56,702
Shareholder servicing/Distribution fees (Note 3)	132,416
Trustees' fees	42,370
Legal fees	37,001
Printing fees (Note 3)	26,525
Audit and tax fees	22,709
Transfer agent fees	5,923
Custodian fees	3,709
Insurance expense	2,440
Commitment fees (Note 4)	224
Miscellaneous expense	3,808
Total expenses	598,658
Less: fees waived (Note 3)	(60,233)
Net expenses	538,425
Net investment loss	(428,307)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	267,645
Net realized loss from investment in wholly-owned subsidiary	(1,237,122)
Net change in unrealized appreciation (depreciation) from investments	(2,046,200)
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	(1,278,253)
Net realized and unrealized loss from investments	(4,293,930)
Net decrease in net assets resulting from operations	$(4,722,237)

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
From Operations
Net investment loss	$(428,307)	$(1,106,178)
Net realized gain (loss) from investments	(969,477)	5,226,390
Net change in unrealized depreciation from investments	(3,324,453)	(21,021,444)
Net decrease in net assets resulting from operations	(4,722,237)	(16,901,232)
From Dividends
Dividends from net investment income	—	(3,160,655)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,855,285	20,003,630
Reinvestment of dividends	—	3,159,123
Net asset value of shares redeemed	(9,114,932)	(16,738,527)
Net increase (decrease) in net assets from capital share transactions	(6,259,647)	6,424,226
Net decrease in net assets	(10,981,884)	(13,637,661)
Net Assets
Beginning of period	110,687,581	124,325,242
End of period	$99,705,697	$110,687,581
Accumulated net investment loss	$(428,307)	$—

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2012	For the Year Ended December 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$7.16	$8.40	$7.66	$7.11	$11.58	$10.37
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	(0.07)	(0.06)	(0.04)	0.15	0.54
Net gain (loss) on investments, investment in wholly-owned subsidiary and futures contracts (both realized and unrealized)	(0.29)	(0.97)	1.33	1.43	(3.80)	1.22
Total from investment operations	(0.32)	(1.04)	1.27	1.39	(3.65)	1.76
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.20)	(0.53)	(0.84)	(0.15)	(0.55)
Distributions from net realized gains	—	—	—	—	(0.67)	—
Total dividends and distributions	—	(0.20)	(0.53)	(0.84)	(0.82)	(0.55)
Net asset value, end of period	$6.84	$7.16	$8.40	$7.66	$7.11	$11.58
Total return[2]	(4.47)%	(12.65)%	16.66%	19.48%	(33.72)%	17.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$99,706	$110,688	$124,325	$108,211	$69,919	$56,624
Ratio of expenses to average net assets	1.05%[3]	1.05%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.81)%[3]	(0.86)%	(0.75)%	(0.52)%	1.35%	4.06%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[3]	0.01%	0.14%	0.25%	0.11%	0.08%
Portfolio turnover rate	35%	165%	118%	53%	140%	93%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements
June 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Portfolio's investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), is valued at the Subsidiary's net asset value each business day and is generally categorized as Level 2.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$11,520,418	$—	$11,520,418
United States Agency Obligations	—	58,063,218	—	58,063,218
United States Treasury Obligations	—	11,023,441	—	11,023,441
Short-Term Investments	5,206,823	2,240,000	—	7,446,823
Wholly-Owned Subsidiary	—	18,934,130	—	18,934,130
Other Financial Instruments*	—	—	—	—
	$5,206,823	$101,781,207	$—	$106,988,030

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which require the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended June 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report. However, the Portfolio does invest in derivative instruments indirectly through the Subsidiary. Derivatives activity within the Subsidiary is discussed in the notes to the Subsidiary's financial statements, which should be read in conjunction with this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Portfolio has received a private letter ruling from the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns. If the Portfolio should fail to qualify as a RIC, it would be considered as a single investment, which may result in variable contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if they become adequately diversified.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG,

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) COMMODITY INDEXED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of the DJ-UBS Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2012, the value of these securities comprised 11.5% of the Portfolio's net assets and resulted in unrealized depreciation of $(2,879,582).

I) INVESTMENT IN CAYMAN COMMODITY FUND II, LTD. — The Portfolio may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity futures and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Credit Suisse.

The Portfolio does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Portfolio's Schedule of Investments. Unrealized appreciation or depreciation on the Portfolio's investment in the Subsidiary is recorded in the Portfolio's Statement of Assets and Liabilities and Portfolio's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 06/30/12
Credit Suisse Cayman Commodity Fund II, Ltd.	32,776,881	11,574,010	(7,771,026)	36,579,865	$—	$18,934,130

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2012, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $6,571, of which $3,262 was rebated to borrowers (brokers). The Portfolio retained $2,860 in income from the cash collateral investment, and SSB, as lending agent, was paid $449. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Statement of Assets and Liabilities.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2012, investment advisory fees earned and voluntarily waived were $264,831 and $60,233, respectively. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Portfolio. Effective April 30, 2012, Credit Suisse replaced CSAMSI as co-administrator to the Portfolio. For their co-administrative services, CSAMSI and Credit Suisse received a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2012, co-administrative services fees earned by CSAMSI and Credit Suisse were $47,669.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $9,033.

In addition to serving as the Portfolio's co-administrator, through April 30, 2012, CSAMSI also served as distributor of the Portfolio's shares. Effective

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

April 30, 2012, Credit Suisse Securities (USA) LLC is the distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2012, Merrill was paid $26,525 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2012, and during the six months ended June 30, 2012, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$11,000,000	$9,656,579	$42,377,736	$24,515,914

At June 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $108,706,866, $1,161,334, $(2,880,170) and $(1,718,836), respectively.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Shares sold	410,965	2,350,284
Shares issued in reinvestment of dividends	—	386,674
Shares redeemed	(1,283,787)	(2,078,701)
Net increase (decrease)	(872,822)	658,257

On June 30, 2012, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	91%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 1, 2012.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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■  CREDIT SUISSE
CAYMAN COMMODITY FUND II, LTD.

for the Six Months Ended June 30, 2012
(unaudited)

Credit Suisse Cayman Commodity Fund II, Ltd.
Schedule of Investments
June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (47.5%)
$1,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/03/13	0.300	$1,001,157
1,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/21/14	0.250	999,600
975	Federal Home Loan Banks	(AA+, Aaa)	09/14/12	2.000	978,654
1,000	Federal Home Loan Banks#	(AA+, Aaa)	04/05/13	0.340	999,804
1,000	Federal Home Loan Banks^^	(AA+, Aaa)	04/12/13	0.240	1,000,039
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.625	1,002,155
1,000	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.265	999,921
1,000	Federal National Mortgage Association	(AA+, Aaa)	12/28/12	0.375	1,001,276
1,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/13	0.750	1,003,343
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $8,984,736)					8,985,949
UNITED STATES TREASURY OBLIGATIONS (10.6%)
1,000	United States Treasury Bill	(AA+, Aaa)	11/29/12	0.140	999,469
1,000	United States Treasury Note	(AA+, Aaa)	01/31/13	0.625	1,002,696
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,002,059)					2,002,165
SHORT-TERM INVESTMENT (8.7%)
1,653	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,653,000)		07/02/12	0.010	1,653,000
TOTAL INVESTMENTS AT VALUE (66.8%) (Cost $12,639,795)					12,641,114
OTHER ASSETS IN EXCESS OF LIABILITIES (33.2%)					6,293,016
NET ASSETS (100.0%)					$18,934,130

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2012.

^^  Collateral segregated for futures contracts.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Assets and Liabilities
June 30, 2012 (unaudited)

Assets
Investments at value (Cost $12,639,795) (Note 2)	$12,641,114
Cash	839
Cash segregated at brokers for futures contracts and swap contracts	3,233,432
Unrealized appreciation on open swap contracts	2,066,636
Receivable for investments sold	1,000,000
Interest receivable	16,415
Total Assets	18,958,436
Liabilities
Administrative services fee payable (Note 3)	1,166
Variation margin payable (Note 2)	10,770
Other accrued expenses payable	12,370
Total Liabilities	24,306
Net Assets
Par value of participating shares (Note 4)	36,580
Paid-in capital (Note 4)	41,863,420
Undistributed net investment income	385,700
Accumulated net realized loss on investments, futures contracts and swap contracts	(25,402,702)
Net unrealized appreciation from investments, futures contracts and swap contracts	2,051,132
Net Assets	$18,934,130
Shares outstanding	36,579,865
Net asset value, offering price and redemption price per share	$0.52

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Operations
For the Six Months Ended June 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$16,904
Expenses
Administrative services fees (Note 3)	1,957
Audit fees	12,432
Custodian fees	2,604
Legal fees	576
Miscellaneous expense	152
Total expenses	17,721
Net investment loss	(817)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	651
Net realized gain from futures contracts	209,833
Net realized loss from swap contracts	(4,946,736)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	2,221,694
Net realized and unrealized loss from investments, futures contracts and swap contracts	(2,514,558)
Net decrease in net assets resulting from operations	$(2,515,375)

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund II, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
From Operations
Net investment income (loss)	$(817)	$39,125
Net realized loss from investments, futures contracts and swap contracts	(4,736,252)	(4,558,795)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	2,221,694	(5,476,440)
Net decrease in net assets resulting from operations	(2,515,375)	(9,996,110)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	6,500,000	22,000,000
Net asset value of shares redeemed	(5,000,000)	(16,000,000)
Net increase in net assets from capital share transactions	1,500,000	6,000,000
Net decrease in net assets	(1,015,375)	(3,996,110)
Net Assets
Beginning of period	19,949,505	23,945,615
End of period (including undistributed net investment income of $385,700 and $386,517, respectively)	$18,934,130	$19,949,505

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements
June 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Fund") is organized as a Cayman Islands company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of June 30, 2012, 100% of the Fund's participating shares were owned by Credit Suisse Trust-Commodity Return Strategy Portfolio (the "Parent Fund").

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, swap and futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$8,985,949	$—	$8,985,949
United States Treasury Obligations	—	2,002,165	—	2,002,165
Short-Term Investment	—	1,653,000	—	1,653,000
Other Financials Instruments*
Futures	(16,823)	—	—	(16,823)
Swaps	—	2,066,636	—	2,066,636
	$(16,823)	$14,707,750	$—	$14,690,927

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended June 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of June 30, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts on Commodities	Variation margin receivable, Net Assets - Unrealized Appreciation	$—	Variation margin payable, Liabilities - Unrealized Depreciation	$16,823	*
Commodity Index Swaps	Net Assets - Unrealized Appreciation	2,066,636	Liabilities - Unrealized Depreciation	—
Total		$2,066,636		$16,823

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$209,833
Commodity Index Swaps	(4,946,736)
Total	$(4,736,903)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$(21,427)
Commodity Index Swaps	2,244,193
Total	$2,222,766

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and open positions of commodity index swaps at each month end throughout the reporting period averaged approximately 11.3% and 61.3%, respectively, of net assets of the Parent Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in, commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2012, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	2,737,710	$46,599
		$46,599
Contracts To Sell
Energy	(2,642,670)	$(63,422)
		$(63,422)
Net unrealized appreciation (depreciation)		$(16,823)

H) SWAPS — The Fund may enter into commodity index swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$23,202,703	7/25/2012	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	$813,535
USD	$6,199,154	7/25/2012	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	230,526
USD	$9,386,879	7/25/2012	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	329,103
USD	$6,212,924	7/25/2012	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	231,018
USD	$996,044	7/25/2012	Citi	Commodity Index Return	Fee plus Treasury Bill Rate	34,928
USD	$1,923,678	7/25/2012	JPMorgan Chase	Commodity Index Return	Fee plus Treasury Bill Rate	67,458
USD	$1,913,434	7/23/2012	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	66,138
USD	$1,080,542	7/23/2012	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	34,935
USD	$899,322	7/25/2012	Morgan Stanley Capital Group	Fee plus Treasury Bill Rate	Commodity Index Return	(31,535)
USD	$5,272,903	7/25/2012	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	184,867
USD	$754,856	7/25/2012	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	28,069
USD	$2,213,178	7/25/2012	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	77,594
						$2,066,636

I) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Parent Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the six months ended June 30, 2012, there were no voluntary expense reimbursements.

SSB serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/ portfolio, subject to annual minimum fee. For the six months ended June 30, 2012, administrative services fees earned by SSB were $1,957.

Note 4. Capital Share Transactions

The Fund issued 100,000 participating shares for $1,000,000 on July 27, 2007 in conjunction with the initial capitalization of the Fund. Transactions in capital shares of the Fund were as follows:

	For the Six Months Ended June 30, 2012 (unaudited)		For the Year Ended December 31, 2011
	Shares	Value	Shares	Value
Shares sold	11,574,010	$6,500,000	26,368,368	$22,000,000
Shares redeemed	(7,771,027)	(5,000,000)	(14,514,270)	(16,000,000)
Net increase	3,802,983	$1,500,000	11,854,098	$6,000,000

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. Total returns for periods less than one year are not annualized:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Total Return	(14.75)%	(46.49)%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2012 (unaudited)

Note 5. Financial Highlights

were based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Ratio to Average Net Assets:
Net investment income (loss)	(0.01)%	0.17%
Total expenses (before expense reimbursement)	0.19%	0.18%
Total expenses (after expense reimbursement)	0.19%	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0612

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 4, 2012

/s/Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	September 4, 2012